Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of defined benefit plans [abstract]
Amount of contributions to retirement benefit scheme	¥ 30,023,000	$ 4,366,000	¥ 30,298,000	¥ 30,474,000